Operating Segments - External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [Line Items]
Revenue	$ 1,224,262	$ 1,109,800	$ 912,643
Non-current assets (excluding goodwill and intangible assets)	237,911	191,880
Jersey, Channel Islands [member]
Disclosure of geographical areas [Line Items]
Revenue	0	0	0
Non-current assets (excluding goodwill and intangible assets)	0	0
UK [member]
Disclosure of geographical areas [Line Items]
Revenue	351,035	363,871	286,646
Non-current assets (excluding goodwill and intangible assets)	4,274	5,066
USA [member]
Disclosure of geographical areas [Line Items]
Revenue	602,453	504,260	403,527
Non-current assets (excluding goodwill and intangible assets)	14,820	14,707
India [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	119,534	90,272
South Africa [member]
Disclosure of geographical areas [Line Items]
Revenue	13,526	22,270	26,450
Non-current assets (excluding goodwill and intangible assets)	23,665	12,136
Philippines [member]
Disclosure of geographical areas [Line Items]
Non-current assets (excluding goodwill and intangible assets)	68,431	59,030
Rest of the world [member]
Disclosure of geographical areas [Line Items]
Revenue	96,006	84,072	64,342
Non-current assets (excluding goodwill and intangible assets)	7,187	10,669
Europe (excluding UK) [member]
Disclosure of geographical areas [Line Items]
Revenue	86,504	67,918	61,381
Australia [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 74,738	$ 67,409	$ 70,297